SCHEDULE OF FAIR VALUES OF THE ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 06, 2025	Feb. 19, 2025
Current assets:
Cash and cash equivalents		$ 220,897
Related party receivables		674,737
Receivable from New Rise Renewables LLC		1,939,974
Convertible notes receivable		141,401
Other current assets	$ 71,556
Total current assets	2,071,556	2,977,009
Land		179,000
Construction in progress		10,763,059
Total assets acquired	2,071,556	13,919,068
Current liabilities:
Non-redemption agreement	1,240,000
Professional fees payable		2,975,451
Accrued interest on notes payable		501,402
Convertible notes payable to related party (Note 9)		100,000,000
Accrued expenses and other current liabilities	7,686,531	191,677
Notes payable	8,558,492	1,964,417
Loan payable to related party		1,712,745
Total current liabilities assumed	228,153,023	107,345,692
Total assets acquired and liabilities assumed	(226,081,467)	(93,426,624)
Loan receivable	2,000,000
Warrant liabilities	210,668,000
FocusImpact [Member]
Current assets:
Loan receivable	2,000,000
Other current assets	71,556
Total current assets	2,071,556
Total assets acquired	2,071,556
Current liabilities:
Non-redemption agreement	1,240,000
Accrued expenses and other current liabilities	7,686,531
Notes payable	8,558,492
Warrant liabilities	210,668,000
Total current liabilities assumed	228,153,023
Total assets acquired and liabilities assumed	$ (226,081,467)
Legacy XCF [Member]
Current assets:
Cash and cash equivalents		220,897
Related party receivables		674,737
Receivable from New Rise Renewables LLC		1,939,974
Convertible notes receivable		141,401
Total current assets		2,977,009
Land		179,000
Construction in progress		10,763,059
Total assets acquired		13,919,068
Current liabilities:
Professional fees payable		2,975,451
Accrued interest on notes payable		501,402
Convertible notes payable to related party (Note 9)		100,000,000
Accrued expenses and other current liabilities		191,677
Notes payable		1,964,417
Loan payable to related party		1,712,745
Total current liabilities assumed		107,345,692
Total assets acquired and liabilities assumed		$ (93,426,624)